UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.
(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower,
San Francisco, California 94120
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

Patrick F. Quan
Capital Research and Management Company
P.O. Box 7650, One Market, Steuart Tower
San Francisco, California 94120
(Name and Address of Agent for Service)

Copies to:
Michael Glazer
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street, 25th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

[logo – American Funds®]

The Growth Fund of America®
Investment portfolio

May 31, 2008
		unaudited

		Market value
Common stocks — 88.53%	Shares	(000)

INFORMATION TECHNOLOGY — 22.06%
Google Inc., Class A1	9,159,700	$5,365,752
Oracle Corp.[1]	196,978,700	4,498,994
Cisco Systems, Inc.[1]	151,025,500	4,035,401
Microsoft Corp.	119,140,000	3,374,045
Nokia Corp.	45,628,000	1,315,324
Nokia Corp. (ADR)	40,197,174	1,141,600
Yahoo! Inc.[1,2]	90,694,100	2,426,974
Apple Inc.[1]	11,475,000	2,165,906
SAP AG1	29,877,500	1,650,985
International Business Machines Corp.	9,700,000	1,255,471
EMC Corp.[1]	59,704,817	1,041,252
Intel Corp.	38,270,000	887,099
Texas Instruments Inc.	24,949,000	810,344
Samsung Electronics Co., Ltd.	1,078,001	777,042
MasterCard Inc., Class A	2,500,000	771,625
Linear Technology Corp.[2]	19,850,000	729,885
KLA-Tencor Corp.[2]	12,940,000	596,793
Corning Inc.	21,599,195	590,522
Applied Materials, Inc.	28,950,000	573,500
Taiwan Semiconductor Manufacturing Co. Ltd.	197,506,472	426,128
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	12,769,135	146,207
Visa Inc., Class A1	6,594,300	569,484
Symantec Corp.[1]	25,800,000	560,634
Paychex, Inc.	14,491,700	500,688
Intuit Inc.[1,2]	16,825,000	487,252
MEMC Electronic Materials, Inc.[1]	7,092,502	486,971
Dell Inc.[1]	18,910,000	436,065
Xilinx, Inc.	13,900,000	378,080
Maxim Integrated Products, Inc.[2]	17,025,000	376,252
ASML Holding NV (New York registered)	9,555,555	286,284
ASML Holding NV	2,440,000	72,995
Accenture Ltd, Class A	8,303,247	338,939
Kyocera Corp.	3,500,000	337,081
Automatic Data Processing, Inc.	7,688,000	330,968
ACTIVISION, Inc.[1]	9,650,000	325,687
Flextronics International Ltd.[1]	28,450,464	304,704
High Tech Computer Corp.	10,454,000	278,154
Juniper Networks, Inc.[1]	10,000,000	275,200
Tyco Electronics Ltd.	6,363,000	255,284
Iron Mountain Inc.[1]	7,750,000	232,732
Microchip Technology Inc.	6,005,000	221,224
Canon, Inc.	3,404,700	183,820
Motorola, Inc.	18,858,300	175,948
Analog Devices, Inc.	5,000,000	175,550
Nortel Networks Corp.[1]	18,248,700	150,369
QUALCOMM Inc.	3,000,000	145,620
Jabil Circuit, Inc.	10,300,000	131,016
Lam Research Corp.[1]	3,000,000	122,100
Hirose Electric Co., Ltd.	1,040,000	121,180
Fiserv, Inc.[1]	2,250,000	117,810
Comverse Technology, Inc.[1]	6,000,000	111,900
Hon Hai Precision Industry Co., Ltd.	16,800,000	95,037
Rohm Co., Ltd.	1,082,000	70,942
Micron Technology, Inc.[1]	8,600,000	69,402
Quanta Computer Inc.	34,951,705	55,178
Foxconn Technology Co., Ltd.	9,255,000	53,725
Advanced Micro Devices, Inc.[1]	3,800,000	26,144
Western Union Co.	890,000	21,040
Sun Microsystems, Inc.[1]	1,331,675	17,245
Teradyne, Inc.[1]	900,000	12,366
ProAct Holdings, LLC[1,3,4]	6,500,000	—
		43,491,919

ENERGY — 16.42%
Schlumberger Ltd.	46,614,440	4,714,118
Suncor Energy Inc.[2]	51,010,970	3,481,685
Devon Energy Corp.	17,433,100	2,021,194
EOG Resources, Inc.[2]	14,908,522	1,917,683
Baker Hughes Inc.[2]	20,304,100	1,799,349
Transocean Inc.[1]	8,907,514	1,337,819
Canadian Natural Resources, Ltd.	12,325,025	1,206,327
BG Group PLC	46,516,737	1,166,615
CONSOL Energy Inc.[2,4]	7,400,000	721,944
CONSOL Energy Inc.[2]	3,456,400	337,206
Occidental Petroleum Corp.	11,330,000	1,041,567
Smith International, Inc.[2]	12,937,098	1,020,996
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	13,456,400	948,676
Petro-Canada	14,427,900	832,563
OAO LUKOIL (ADR)	7,237,000	801,498
Halliburton Co.	14,945,000	726,028
Chesapeake Energy Corp.	13,000,000	712,010
Noble Energy, Inc.	6,859,000	668,410
OAO Gazprom (ADR)	10,066,800	608,035
Diamond Offshore Drilling, Inc.	4,000,000	545,760
Newfield Exploration Co.[1,2]	8,139,800	514,761
Chevron Corp.	4,450,000	441,217
Nexen Inc.	11,056,517	425,233
ConocoPhillips	4,382,100	407,973
Tenaris SA (ADR)	6,270,000	384,351
Imperial Oil Ltd.	6,091,854	354,106
Exxon Mobil Corp.	3,900,000	346,164
Arch Coal, Inc.	4,800,000	311,568
Cameco Corp.	7,616,800	310,345
Pioneer Natural Resources Co.	3,805,000	273,161
StatoilHydro ASA (ADR)	6,758,785	264,606
BJ Services Co.	8,600,000	259,720
Apache Corp.	1,860,000	249,352
Murphy Oil Corp.	2,318,000	214,763
Peabody Energy Corp.	2,830,000	209,194
Patriot Coal Corp.[1,2]	1,658,000	179,280
Royal Dutch Shell PLC, Class A (ADR)	2,000,000	170,980
Saipem SpA, Class S	3,200,000	146,958
Hess Corp.	1,080,000	132,635
Rowan Companies, Inc.	2,200,000	97,130
Sasol Ltd.	1,000,000	62,339
		32,365,319

CONSUMER DISCRETIONARY — 10.17%
Lowe’s Companies, Inc.[2]	95,114,400	2,282,746
Target Corp.[2]	40,434,502	2,157,585
Time Warner Inc.	107,794,000	1,711,769
News Corp., Class A	62,134,800	1,115,320
Carnival Corp., units	25,749,180	1,031,512
McDonald’s Corp.	17,116,200	1,015,333
Best Buy Co., Inc.[2]	21,163,400	988,119
Comcast Corp., Class A	37,660,000	847,350
Comcast Corp., Class A, special nonvoting stock	6,000,000	133,740
Johnson Controls, Inc.	20,140,400	685,982
YUM! Brands, Inc.	16,806,000	667,198
Las Vegas Sands Corp.[1]	9,608,121	667,188
Time Warner Cable Inc., Class A1	22,175,000	663,033
Kohl’s Corp.[1]	14,200,000	636,160
International Game Technology	15,207,000	542,282
Garmin Ltd.[2]	10,810,000	525,907
Liberty Media Corp., Liberty Interactive, Series A1,2	30,367,500	515,944
MGM Mirage, Inc.[1]	8,931,240	439,506
Starbucks Corp.[1]	14,000,000	254,660
NIKE, Inc., Class B	3,700,000	252,969
Limited Brands, Inc.	13,050,000	252,909
Shaw Communications Inc., Class B, nonvoting	12,000,000	248,640
Li & Fung Ltd.	65,492,000	247,570
Nikon Corp.	6,856,000	218,580
Fortune Brands Inc.	3,000,000	208,440
Magna International Inc., Class A	2,598,100	186,024
Harman International Industries, Inc.[2]	4,078,900	182,408
CarMax, Inc.[1]	9,200,000	180,872
Ross Stores, Inc.	4,228,700	154,855
Williams-Sonoma, Inc.[2]	5,920,000	150,486
Toyota Motor Corp.	2,730,000	139,103
DreamWorks Animation SKG, Inc., Class A1	3,500,000	110,495
Royal Caribbean Cruises Ltd.	3,250,000	96,590
TJX Companies, Inc.	3,000,000	96,180
Harley-Davidson, Inc.	2,109,500	87,692
Gentex Corp.	4,600,000	80,776
Brinker International, Inc.	3,000,000	65,790
Lennar Corp., Class A	3,500,000	59,080
Boyd Gaming Corp.	3,458,500	55,163
SEGA SAMMY HOLDINGS INC.	4,700,000	48,387
XM Satellite Radio Holdings Inc., Class A1	3,835,000	40,766
		20,045,109

HEALTH CARE — 8.62%
Roche Holding AG	15,080,000	2,600,150
Medtronic, Inc.	38,569,000	1,954,291
Gilead Sciences, Inc.[1]	20,920,000	1,157,294
Eli Lilly and Co.	21,220,000	1,021,531
Genentech, Inc.[1]	12,830,000	909,262
Stryker Corp.	13,274,400	856,863
Boston Scientific Corp.[1]	45,300,000	602,037
Celgene Corp.[1]	9,800,000	596,428
Aetna Inc.	12,455,000	587,378
Cardinal Health, Inc.	9,375,000	530,063
UnitedHealth Group Inc.	15,475,000	529,400
Merck & Co., Inc.	13,500,000	525,960
Intuitive Surgical, Inc.[1]	1,500,000	440,385
Schering-Plough Corp.	20,987,500	428,145
Novo Nordisk A/S, Class B	6,527,400	424,883
Abbott Laboratories	7,250,000	408,537
Amgen Inc.[1]	8,457,800	372,397
C. R. Bard, Inc.	3,749,500	341,954
McKesson Corp.	5,900,000	340,135
Hospira, Inc.[1]	7,750,000	325,035
Teva Pharmaceutical Industries Ltd. (ADR)	6,599,307	301,786
Biogen Idec Inc.[1]	4,000,000	251,000
AstraZeneca PLC (Sweden)	4,778,000	209,981
St. Jude Medical, Inc.[1]	5,100,000	207,825
Johnson & Johnson	3,050,000	203,557
Allergan, Inc.	2,570,000	148,083
Wyeth	3,000,000	133,410
Endo Pharmaceuticals Holdings Inc.[1]	5,300,000	130,592
CIGNA Corp.	3,000,000	121,800
Cephalon, Inc.[1]	1,400,000	94,794
Covidien Ltd.	1,565,475	78,415
Forest Laboratories, Inc.[1]	1,500,000	53,865
WellPoint, Inc.[1]	750,000	41,865
APP Pharmaceuticals, Inc.[1]	2,200,000	29,172
Affymetrix, Inc.[1]	2,000,000	24,120
Applera Corp., Celera group[1]	528,800	6,811
		16,989,204

INDUSTRIALS — 6.72%
General Electric Co.	63,830,000	1,960,858
Caterpillar Inc.	16,166,000	1,335,958
United Parcel Service, Inc., Class B	18,383,500	1,305,596
General Dynamics Corp.	11,641,400	1,072,755
Boeing Co.	12,400,000	1,026,348
FedEx Corp.	9,730,000	892,338
Deutsche Post AG	15,460,000	491,846
Southwest Airlines Co.	31,389,000	409,940
Fluor Corp.	2,000,000	373,100
Lockheed Martin Corp.	3,330,000	364,435
Precision Castparts Corp.	2,957,000	357,206
Burlington Northern Santa Fe Corp.	3,046,600	344,418
Union Pacific Corp.	4,000,000	329,240
Tyco International Ltd.	6,863,000	310,139
United Technologies Corp.	4,340,000	308,314
Raytheon Co.	4,700,000	300,142
Norfolk Southern Corp.	4,432,800	298,682
Mitsubishi Heavy Industries, Ltd.	55,491,400	280,116
Mitsubishi Corp.	7,400,000	255,584
Northrop Grumman Corp.	3,182,000	240,114
KBR, Inc.	6,575,289	228,228
Allied Waste Industries, Inc.[1]	15,000,000	202,050
Bombardier Inc., Class B1	19,133,250	152,142
Illinois Tool Works Inc.	1,799,800	96,649
Monster Worldwide, Inc.[1]	3,544,084	87,503
Avery Dennison Corp.	1,598,000	82,425
Continental Airlines, Inc., Class B1	3,400,000	48,994
UAL Corp.	5,000,000	42,700
Robert Half International Inc.	1,610,000	39,574
		13,237,394

MATERIALS — 6.67%
Syngenta AG2	5,200,000	1,584,149
USX Corp.[2]	7,656,935	1,322,429
Potash Corp. of Saskatchewan Inc.	6,506,500	1,295,249
Freeport-McMoRan Copper & Gold Inc.	11,133,000	1,288,199
Barrick Gold Corp.	30,000,000	1,208,700
Newmont Mining Corp.	16,898,000	803,162
BHP Billiton PLC	17,686,093	670,592
Billiton PLC (ADR)	1,460,608	111,532
Monsanto Co.	5,905,900	752,412
Rio Tinto PLC	6,172,960	740,444
CRH PLC	15,502,995	571,597
Teck Cominco Ltd., Class B	9,950,000	492,442
BHP Billiton Ltd.	10,215,000	424,534
ArcelorMittal	3,595,085	356,937
ArcelorMittal, Class A, New York registered shares	650,000	64,565
Sigma-Aldrich Corp.	5,455,000	320,536
Israel Chemicals Ltd.[3]	12,700,000	291,976
POSCO	530,000	288,200
Vulcan Materials Co.	2,750,000	211,557
Norsk Hydro ASA (ADR)[3]	7,839,000	124,636
Newcrest Mining Ltd.	3,463,926	105,373
Sealed Air Corp.	3,500,000	85,260
Kuraray Co., Ltd.	2,290,000	28,921
		13,143,402

FINANCIALS — 6.20%
Berkshire Hathaway Inc., Class A1	12,150	1,635,998
Citigroup Inc.	62,532,000	1,368,825
Fannie Mae[2]	49,853,470	1,347,041
American International Group, Inc.	28,362,200	1,021,039
Banco Bradesco SA, preferred nominative (ADR)	34,944,900	839,027
Freddie Mac	25,552,183	649,537
Bank of New York Mellon Corp.	12,017,838	535,154
American Express Co.	10,995,081	509,622
PNC Financial Services Group, Inc.	7,026,000	451,421
Marsh & McLennan Companies, Inc.	12,175,000	331,525
Wells Fargo & Co.	10,992,800	303,072
Mitsubishi Estate Co., Ltd.	10,877,000	293,108
JPMorgan Chase & Co.	6,485,000	278,855
ICICI Bank Ltd.	14,000,000	261,931
AFLAC Inc.	3,545,000	237,976
T. Rowe Price Group, Inc.	4,000,000	231,680
XL Capital Ltd., Class A	6,479,000	226,182
HDFC Bank Ltd.	6,633,200	215,394
Marshall & Ilsley Corp.	7,399,998	171,976
State Street Corp.	2,370,000	170,687
SunTrust Banks, Inc.	3,223,500	168,299
Banco Bilbao Vizcaya Argentaria, SA	7,000,000	156,052
AMP Ltd.	21,000,000	147,265
Capital One Financial Corp.	2,200,000	105,864
BOC Hong Kong (Holdings) Ltd.	37,386,000	95,526
Zions Bancorporation	2,145,000	92,428
AXIS Capital Holdings Ltd.	2,000,000	70,100
Old Republic International Corp.	4,640,000	69,832
Protective Life Corp.	1,500,000	62,970
National City Corp.[4]	8,285,000	48,384
Popular, Inc.	4,000,000	43,600
Willis Group Holdings Ltd.	900,000	32,247
Umpqua Holdings Corp.	2,175,000	30,320
Washington Mutual, Inc.[4]	1,714,286	15,463
		12,218,400

CONSUMER STAPLES — 4.69%
PepsiCo, Inc.	24,300,000	1,659,690
Archer Daniels Midland Co.[2]	32,703,767	1,298,340
Coca-Cola Co.	19,255,000	1,102,541
Walgreen Co.	28,341,100	1,020,846
Avon Products, Inc.	18,575,000	725,539
Altria Group, Inc.	28,536,700	635,227
Groupe Danone SA	6,335,000	554,561
Bunge Ltd.	4,127,200	492,664
Wm. Wrigley Jr. Co.	3,762,500	290,202
Kerry Group PLC, Class A2	8,965,824	270,594
Wal-Mart Stores, Inc.	4,050,000	233,847
Whole Foods Market, Inc.	6,399,600	185,588
L’Oréal SA	1,300,000	158,193
IAWS Group PLC	6,175,000	150,149
SYSCO Corp.	4,404,100	135,911
Constellation Brands, Inc., Class A1	6,200,000	132,184
General Mills, Inc.	1,235,000	78,052
Diageo PLC	4,000,000	78,051
C&C Group PLC	6,000,000	48,164
		9,250,343

TELECOMMUNICATION SERVICES — 1.34%
Sprint Nextel Corp., Series 1[2]	165,075,350	1,545,105
Qwest Communications International Inc.[2]	121,418,000	588,878
KDDI Corp.	43,000	298,254
Telephone and Data Systems, Inc., Special Common Shares	2,303,100	101,106
Verizon Communications Inc.	2,584,350	99,420
Embarq Corp.	85,000	4,022
Broadview Networks Holdings, Inc., Class A1,3,4	31,812	—
		2,636,785

UTILITIES — 0.81%
Mirant Corp.[1]	9,750,000	396,045
Questar Corp.	4,950,000	317,889
NRG Energy, Inc.[1]	6,500,000	270,335
Reliant Energy, Inc.[1]	9,473,900	242,153
Veolia Environnement	2,650,000	188,857
Dynegy Inc., Class A1	19,920,000	187,646
		1,602,925

MISCELLANEOUS — 4.83%
Other common stocks in initial period of acquisition		9,518,182

Total common stocks (cost: $134,528,343,000)		174,498,982

Preferred stocks — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series B1,3,4	1,272	583

Total preferred stocks (cost: $21,000,000)		583

Warrants — 0.00%

FINANCIALS — 0.00%
Washington Mutual, Inc., warrants, expire 2013[1,3,4]	2,857,142	6,152

Total warrants (cost: $10,949,000)		6,152

Convertible securities — 0.53%

FINANCIALS — 0.50%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[3,4]	5,140,000	249,547
Citigroup Inc., Series D, 7.00% noncumulative convertible preferred[3,4]	3,750,000	182,063
National City Corp., Series G, 0% noncumulative convertible preferred[3,4]	3,543	393,131
Washington Mutual, Inc., Series S, 0% noncumulative non-voting convertible preferred[3,4]	2,000	172,152
		996,893

MISCELLANEOUS — 0.03%
Other convertible securities in initial period of acquisition		50,850

Total convertible securities (cost: $1,037,851,000)		1,047,743

		unaudited

	Principal amount	Market value
Bonds & notes — 0.11%	(000)	(000)

CONSUMER DISCRETIONARY — 0.06%
Delphi Automotive Systems Corp. 6.55% 2006[5]	$ 58,190	$ 23,858
Delphi Automotive Systems Corp. 6.50% 2009[5]	20,000	8,200
Delphi Corp. 6.50% 2013[5]	53,500	21,400
Delphi Automotive Systems Corp. 7.125% 2029[5]	22,000	9,130
Harrah’s Operating Co., Inc. 10.75% 2016[6]	60,000	52,350
		114,938

TELECOMMUNICATION SERVICES — 0.05%
Sprint Nextel Corp. 6.00% 2016[2]	14,915	12,324
Sprint Capital Corp. 6.90% 2019[2]	31,100	26,483
Sprint Capital Corp. 8.75% 2032[2]	72,146	65,263
Level 3 Financing, Inc. 12.25% 2013	4,150	4,337
		108,407

Total bonds & notes (cost: $284,012,000)		223,345

Short-term securities — 10.83%

U.S. Treasury Bills 0.93%–3.43% due 6/5–11/28/2008	4,501,350	4,481,951
Federal Home Loan Bank 1.70%–4.16% due 6/4–12/29/2008	4,148,674	4,127,439
Freddie Mac 1.72%–4.19% due 6/13/2008–1/9/2009	4,123,433	4,097,065
Fannie Mae 1.72%–3.45% due 6/11–12/5/2008[2]	2,387,266	2,371,037
General Electric Capital Services, Inc. 2.53%–2.87% due 6/17–7/22/2008	216,700	216,221
General Electric Capital Corp. 2.45%–2.62% due 7/9–8/12/2008	165,000	164,417
General Electric Co. 2.42% due 6/24/2008	71,100	70,961
Edison Asset Securitization LLC 2.93% due 6/9/2008[6]	50,452	50,414
Federal Farm Credit Banks 2.04%–2.50% due 6/4/2008–2/13/2009	486,000	481,587
Procter & Gamble International Funding S.C.A. 2.08%–2.12% due 6/10–8/12/2008[6]	325,100	324,145
Procter & Gamble 2.03% due 6/23/2008[6]	145,100	144,912
Coca-Cola Co. 2.03%–2.58% due 6/4–8/26/2008[6]	443,700	442,264
AT&T Inc. 2.06%–2.22% due 6/2–7/21/2008[6]	419,056	418,170
Wal-Mart Stores Inc. 1.97%–2.13% due 7/29–12/16/2008[6]	368,800	365,714
JPMorgan Chase & Co. 2.20%–2.82% due 7/14–9/2/2008	290,100	288,788
Park Avenue Receivables Co., LLC 2.68% due 6/5/2008[6]	20,000	19,993
Bank of America Corp. 2.52%–2.67% due 6/3–8/20/2008	286,800	286,055
Ciesco LLC 2.59%–2.68% due 7/18–7/30/2008[6]	130,700	130,186
CAFCO, LLC 2.75%–2.88% due 6/12–7/2/2008[6]	95,500	95,319
Honeywell International Inc. 2.05%–2.08% due 6/27–8/11/2008[6]	209,200	208,386
Wells Fargo Bank, N.A. 2.14% due 7/23–7/25/2008	200,000	199,304
United Parcel Service Inc. 1.99%–2.09% due 8/13–9/24/2008[6]	200,000	198,615
Abbott Laboratories 1.98%–2.15% due 6/26–7/29/2008[6]	192,000	191,423
Pfizer Inc 2.54%–4.33% due 6/12–6/13/2008[6]	150,000	149,854
Johnson & Johnson 1.95%–2.00% due 7/22–7/30/2008[6]	140,000	139,443
Union Bank of California, N.A. due 2.48%–2.71% due 7/8–7/23/2008	136,500	136,492
Private Export Funding Corp. 2.00%–2.70% due 6/2–10/21/2008[6]	124,400	123,992
Paccar Financial Corp. 1.97%–2.07% due 7/17–8/14/2008	109,300	108,764
IBM International Group Capital LLC 2.00%–2.24% due 6/16–6/18/2008[6]	102,300	102,180
E.I. duPont de Nemours and Co. 2.00%–2.03% due 6/11–6/23/2008[6]	100,000	99,922
Variable Funding Capital Corp. 2.70%–2.73% due 6/2–6/6/2008[6]	95,000	94,969
Eaton Corp. 2.15%–2.60% due 6/6–7/24/2008[6]	85,000	84,794
John Deere Capital Corp. 2.02%–2.06% due 7/8–7/28/2008[6]	76,208	75,934
FCAR Owner Trust I 2.55% due 6/2/2008	75,000	74,984
American Express Credit Corp. 2.68%-2.89% due 6/12–7/29/2008	75,000	74,802
State Street Corp. 2.22%–2.25% due 7/7–7/29/2008	75,000	74,781
NETJETS Inc. 1.97%–2.00% due 7/8–7/14/2008[6]	75,000	74,771
PepsiCo Inc. 2.05%–2.10% due 6/5–6/12/2008[6]	73,254	73,220
Walt Disney Co. 1.95%–2.10% due 7/7–7/21/2008	65,000	64,780
Harley-Davidson Funding Corp. 2.05%–2.09% due 6/24–8/11/2008[6]	62,000	61,777
Illinois Tool Works Inc. 2.02%–2.13% due 6/5–6/20/2008	50,000	49,965
Brown-Forman Corp. 2.10%–2.15% due 6/16–6/25/2008[6]	50,000	49,933
3M Co. 1.98% due 6/25/2008	50,000	49,931
Anheuser-Busch Cos. Inc. 2.08% due 6/30/2008[6]	50,000	49,879
Prudential Funding, LLC 2.25% due 7/24/2008	50,000	49,813
Harvard University 2.00% due 7/3/2008	40,000	39,889
Wm. Wrigley Jr. Co. 2.10% due 8/1/2008[6]	25,000	24,888
Becton, Dickinson and Co. 2.02% due 6/2/2008	20,000	19,998
Genentech, Inc. 2.00% due 6/26/2008[6]	9,200	9,187

Total short-term securities (cost: $21,341,142,000)		21,333,308

Total investment securities (cost: $157,223,297,000)		197,110,113
Other assets less liabilities		(6,025)

Net assets		$197,104,088

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See table on the next page for additional information.
3Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous," was $1,445,688,000, which represented .73% of the net assets of the fund.
4Purchased in a transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Market value	Percent of
	date(s)	(000)	(000)	net assets

CONSOL Energy Inc.	10/2/2003	$ 67,784	$ 721,944.37%
National City Corp., Series G, 0% noncumulative convertible preferred	4/21/2008	354,300	393,131.20
Citigroup Inc., Series J, 7.00%, noncumulative
convertible preferred depositary shares	1/15/2008	257,000	249,547.13
Citigroup Inc., Series D, 7.00%, noncumulative
convertible preferred	1/15/2008	187,500	182,063.09
Washington Mutual, Inc., Series S, 0% noncumulative
non-voting convertible preferred	4/8/2008	189,051	172,152.09
National City Corp.	4/21/2008	41,425	48,384.02
Washington Mutual, Inc.	4/8/2008	15,000	15,463.01
Washington Mutual, Inc., warrants, expire 2013	4/8/2008	10,949	6,152	—
Broadview Networks Holdings, Inc., Series B	7/7/2000–3/6/2002	21,000	583	—
Broadview Networks Holdings, Inc., Class A	7/7/2000–3/6/2002	—	—	—
ProAct Holdings, LLC	1/4/2005	162	—	—

Total restricted securities		$1,144,171	$1,789,419.91%

5Scheduled interest and/or principal payment was not received.
6Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from  registration, normally to qualified institutional buyers. The total value of all such securities was $3,856,634,000, which represented 1.96% of the net assets of the fund.

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

unaudited

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on these holdings and related transactions during the nine months ended May 31, 2008, appear below.
						Market value
					Dividend and	of affiliates
	Beginning shares or			Ending shares or	interest income	at 5/31/08
	principal amount	Additions	Reductions	principal amount	(000)	(000)

Fannie Mae, short-term securities	$709,727,000	$6,627,236,000	$4,949,697,000	$2,387,266,000	$ 62,790	$ 2,371,037
Fannie Mae	50,524,700	7,409,170	8,080,400	49,853,470	63,423	1,347,041
Suncor Energy Inc.	18,424,414	32,586,556	—	51,010,970	3,203	3,481,685
Yahoo! Inc.	64,738,000	28,956,100	3,000,000	90,694,100	—	2,426,974
Lowe’s Companies, Inc.	96,114,400	—	1,000,000	95,114,400	22,987	2,282,746
Lowe’s Companies, Inc.,
short-term securities	$ 20,000,000	$ 22,600,000	$ 42,600,000	$ —	109	—
Target Corp.	45,484,502	2,000,000	7,050,000	40,434,502	18,298	2,157,585
EOG Resources, Inc.	15,885,000	49,900	1,026,378	14,908,522	4,695	1,917,683
Baker Hughes Inc.	17,606,800	2,961,300	264,000	20,304,100	7,534	1,799,349
Sprint Nextel Corp., Series 1	130,289,950	49,712,500	14,927,100	165,075,350	7,263	1,545,105
Sprint Capital Corp. 8.75% 2032	—	$ 72,146,000	—	$ 72,146,000	1,095	65,263
Sprint Capital Corp. 6.90% 2019	—	$ 31,100,000	—	$ 31,100,000	356	26,483
Sprint Nextel Corp. 6.00% 2016	—	$ 14,915,000	—	$ 14,915,000	113	12,324
Syngenta AG	5,200,000	—	—	5,200,000	20,471	1,584,149
USX Corp.	7,230,709	3,076,935	2,650,709	7,656,935	4,482	1,322,429
Archer Daniels Midland Co.	13,000,000	23,118,767	3,415,000	32,703,767	11,380	1,298,340
CONSOL Energy Inc.	7,400,000	—	—	7,400,000	2,220	721,944
CONSOL Energy Inc.	3,456,400	—	—	3,456,400	1,037	337,206
Smith International, Inc.	9,873,000	4,914,098	1,850,000	12,937,098	2,922	1,020,996
Best Buy Co., Inc.	22,663,400	—	1,500,000	21,163,400	8,774	988,119
Linear Technology Corp.	19,850,000	—	—	19,850,000	11,910	729,885
KLA-Tencor Corp.	12,940,000	—	—	12,940,000	5,823	596,793
Qwest Communications International Inc.	114,418,000	7,000,000	—	121,418,000	9,713	588,878
Garmin Ltd.	4,740,000	6,170,000	100,000	10,810,000	—	525,907
Liberty Media Corp.,
Liberty Interactive, Series A	23,792,500	15,421,100	8,846,100	30,367,500	—	515,944
Newfield Exploration Co.	8,264,800	—	125,000	8,139,800	—	514,761
Intuit Inc.	16,825,000	—	—	16,825,000	—	487,252
Maxim Integrated Products, Inc.	15,140,000	1,885,000	—	17,025,000	9,577	376,252
Kerry Group PLC, Class A	8,965,824	—	—	8,965,824	2,739	270,594
Harman International Industries, Inc.	1,481,900	2,597,000	—	4,078,900	153	182,408
Patriot Coal Corp.	—	1,658,000	—	1,658,000	—	179,280
Williams-Sonoma, Inc.	4,605,000	1,315,000	—	5,920,000	1,867	150,486
Advanced Micro Devices, Inc.*	32,240,000	—	28,440,000	3,800,000	—	—
Altera Corp.*	23,950,000	—	23,950,000	—	1,446	—
Analog Devices, Inc.*	18,146,666	—	13,146,666	5,000,000	4,987	—
BJ Services Co.*	17,475,000	545,200	9,420,200	8,600,000	2,465	—
Bunge Ltd.*	7,250,000	1,700,000	4,822,800	4,127,200	2,652	—
CarMax, Inc.*	12,600,000	1,000,000	4,400,000	9,200,000	—	—
Carnival Corp., units*	31,600,000	—	5,850,820	25,749,180	32,290	—
International Game Technology*	16,800,000	2,000,000	3,593,000	15,207,000	6,597	—
Kohl’s Corp.*	12,900,000	4,550,000	3,250,000	14,200,000	—	—
Robert Half International Inc.*	8,310,000	—	6,700,000	1,610,000	1,922	—
Sealed Air Corp.*	9,271,200	83,100	5,854,300	3,500,000	2,328	—
Southwest Airlines Co.*	43,578,877	—	12,189,877	31,389,000	337	—
Xilinx, Inc.*	22,700,000	—	8,800,000	13,900,000	6,237	—
					$346,195	$31,824,898
*Unaffiliated issuer at 5/31/2008

unaudited

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 49,182,533
Gross unrealized depreciation on investment securities	(9,462,289)
Net unrealized appreciation on investment securities	39,720,244
Cost of investment securities for federal income tax purposes	157,389,869

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-905-0708O-S15799

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, INC.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr., Executive Vice President and Principal Executive Officer

Date: July 29, 2008

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: July 29, 2008